Summary Of Significant Accounting Policies (Schedule Of Derivative Instruments At Fair Value) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Derivatives, Fair Value [Line Items]
Fair value of marked-to-market transactions	$ 2,916,718	$ 3,312,176
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of marked-to-market transactions	2,916,718	3,312,176
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of marked-to-market transactions	$ 2,916,718	$ 3,312,176